Annual Operating Expenses - FidelityAdvisorBalancedFund-AMCIZPRO - FidelityAdvisorBalancedFund-AMCIZPRO - Fidelity Advisor Balanced Fund	Oct. 30, 2023
Fidelity Advisor Balanced Fund - Class A
Operating Expenses:
Management fee	0.38%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.19%
Total annual operating expenses	0.82%
Fidelity Advisor Balanced Fund - Class C
Operating Expenses:
Management fee	0.38%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.19%
Total annual operating expenses	1.57%
Fidelity Advisor Balanced Fund - Class M
Operating Expenses:
Management fee	0.38%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.19%
Total annual operating expenses	1.07%
Fidelity Advisor Balanced Fund - Class I
Operating Expenses:
Management fee	0.38%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.19%
Total annual operating expenses	0.57%
Fidelity Advisor Balanced Fund - Class Z
Operating Expenses:
Management fee	0.38%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.07%
Total annual operating expenses	0.45%